CAPITAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2019
Corporate Information And Statement Of IFRS Compliance [Abstract]
Components of equity, long-term debt, net of cash and cash equivalents and investments
In the management of capital, the Company includes the components of equity, long-term debt, net of cash and cash equivalents, and investments.

	As of	As of
	December 31, 2019	December 31, 2018
(Deficiency)/equity	$(32,123)	$42,037
Long-term debt	90,782	73,224
	$58,659	$115,261
Cash and cash equivalents	(53,367)	(96,507)
	$5,292	$18,754